FT Vest Total Return Income Fund: Series A4

SCHEDULE OF INVESTMENTS

As of March 31, 2025 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 96.8%
	COMMUNICATIONS — 9.9%
11,373	Alphabet, Inc. - Class A1	$1,758,721
9,263	Alphabet, Inc. - Class C1	1,447,158
17,639	AT&T, Inc.[1]	498,831
125	Booking Holdings, Inc.[1]	575,864
7,430	Comcast Corp. - Class A1	274,167
4,243	Meta Platforms, Inc. - Class A1	2,445,495
832	Netflix, Inc.*,1	775,865
6,586	Uber Technologies, Inc.*,1	479,856
10,349	Verizon Communications, Inc.[1]	469,431
3,525	Walt Disney Co.[1]	347,917
		9,073,305
	CONSUMER DISCRETIONARY — 9.0%
19,298	Amazon.com, Inc.*,1	3,671,637
2,048	Home Depot, Inc.[1]	750,572
1,170	Lowe's Cos., Inc.[1]	272,879
2,707	McDonald's Corp.[1]	845,586
8,850	NIKE, Inc. - Class B1	561,798
4,282	Starbucks Corp.[1]	420,021
5,678	Tesla, Inc.*,1	1,471,510
2,326	TJX Cos., Inc.[1]	283,307
		8,277,310
	CONSUMER STAPLES — 5.9%
4,528	Altria Group, Inc.[1]	271,771
10,359	Coca-Cola Co.[1]	741,912
1,987	Colgate-Palmolive Co.[1]	186,182
925	Costco Wholesale Corp.[1]	874,846
3,573	Mondelez International, Inc. - Class A1	242,428
3,666	PepsiCo, Inc.[1]	549,680
4,154	Philip Morris International, Inc.[1]	659,364
5,729	Procter & Gamble Co.[1]	976,336
962	Target Corp.[1]	100,394
9,064	Walmart, Inc.[1]	795,729
		5,398,642
	ENERGY — 3.5%
5,754	Chevron Corp.[1]	962,587
4,453	ConocoPhillips[1]	467,654
15,131	Exxon Mobil Corp.[1]	1,799,530
		3,229,771
	FINANCIALS — 13.9%
1,499	American Express Co.[1]	403,306

FT Vest Total Return Income Fund: Series A4

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2025 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	FINANCIALS (Continued)
14,821	Bank of America Corp.[1]	$618,480
4,936	Berkshire Hathaway, Inc. - Class B*,1	2,628,815
392	BlackRock, Inc.[1]	371,020
4,026	Charles Schwab Corp.[1]	315,155
4,748	Chubb Ltd.[1,2]	1,433,849
4,199	Citigroup, Inc.[1]	298,087
845	Goldman Sachs Group, Inc.[1]	461,615
6,251	JPMorgan Chase & Co.[1]	1,533,370
2,208	Mastercard, Inc. - Class A1	1,210,249
7,367	MetLife, Inc.[1]	591,496
3,341	Morgan Stanley[1]	389,795
2,700	PayPal Holdings, Inc.*,1	176,175
3,464	U.S. Bancorp[1]	146,250
4,654	Visa, Inc. - Class A1	1,631,041
7,393	Wells Fargo & Co.[1]	530,744
		12,739,447
	HEALTH CARE — 10.9%
6,246	Abbott Laboratories[1]	828,532
3,996	AbbVie, Inc.[1]	837,242
1,216	Amgen, Inc.[1]	378,845
4,587	Bristol-Myers Squibb Co.[1]	279,761
4,532	CVS Health Corp.[1]	307,043
1,454	Danaher Corp.[1]	298,070
835	Elevance Health, Inc.[1]	363,192
1,782	Eli Lilly & Co.[1]	1,471,772
2,818	Gilead Sciences, Inc.[1]	315,757
1,283	Intuitive Surgical, Inc.*,1	635,431
5,445	Johnson & Johnson[1]	902,999
4,618	Medtronic PLC[1,2]	414,973
5,721	Merck & Co., Inc.[1]	513,517
12,816	Pfizer, Inc.[1]	324,757
865	Thermo Fisher Scientific, Inc.[1]	430,424
3,314	UnitedHealth Group, Inc.[1]	1,735,708
		10,038,023
	INDUSTRIALS — 8.0%
2,228	3M Co.[1]	327,204
3,058	Boeing Co.*,1	521,542
1,975	Caterpillar, Inc.[1]	651,355
1,041	Deere & Co.[1]	488,593
1,617	Eaton Corp. PLC[1,2]	439,549
2,332	Emerson Electric Co.[1]	255,681

FT Vest Total Return Income Fund: Series A4

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2025 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	INDUSTRIALS (Continued)
703	FedEx Corp.[1]	$171,377
4,427	General Electric Co. DBA GE Aerospace[1]	886,064
2,660	Honeywell International, Inc.[1]	563,255
863	Lockheed Martin Corp.[1]	385,511
5,445	RTX Corp.[1]	721,245
1,896	Union Pacific Corp.[1]	447,911
2,288	United Parcel Service, Inc. - Class B1	251,657
5,318	Waste Management, Inc.[1]	1,231,170
		7,342,114
	MATERIALS — 2.1%
4,241	Linde PLC[1,2]	1,974,779

	REAL ESTATE — 2.0%
8,603	American Tower Corp., REIT[1]	1,872,013

	TECHNOLOGY — 29.1%
1,732	Accenture PLC[1,2]	540,453
1,220	Adobe, Inc.*,1	467,907
4,150	Advanced Micro Devices, Inc.*,1	426,371
27,830	Apple, Inc.[1]	6,181,878
2,108	Applied Materials, Inc.[1]	305,913
11,945	Broadcom, Inc.[1]	1,999,951
29,974	Cisco Systems, Inc.[1]	1,849,696
11,030	Intel Corp.[1]	250,491
2,562	International Business Machines Corp.[1]	637,067
777	Intuit, Inc.[1]	477,070
13,689	Microsoft Corp.[1]	5,138,714
45,163	NVIDIA Corp.[1]	4,894,766
4,454	Oracle Corp.[1]	622,714
5,680	Palantir Technologies, Inc. - Class A*,1	479,392
2,841	QUALCOMM, Inc.[1]	436,406
855	S&P Global, Inc.[1]	434,425
2,649	Salesforce, Inc.[1]	710,886
571	ServiceNow, Inc.*,1	454,596
2,333	Texas Instruments, Inc.[1]	419,240
		26,727,936
	UTILITIES — 2.5%
5,132	Duke Energy Corp.[1]	625,950
13,662	NextEra Energy, Inc.[1]	968,499
7,279	Southern Co.[1]	669,304
		2,263,753
	TOTAL COMMON STOCKS
	(Cost $98,230,518)	88,937,093

FT Vest Total Return Income Fund: Series A4

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2025 (Unaudited)

Number of Contracts		Value
	PURCHASED OPTIONS CONTRACTS — 14.6%
	CALL OPTIONS — 1.8%
	S&P 500 Index
68	Exercise Price: $6,500.01, Notional Amount: $44,200,068, Expiration Date: January 22, 2027*	$1,636,446
	TOTAL CALL OPTIONS
	(Cost $3,839,231)	1,636,446

	PUT OPTIONS — 12.8%
	iShares Core S&P 500 Index ETF
8	Exercise Price: $610.12, Notional Amount: $488,096, Expiration Date: January 22, 2027*	46,035
	S&P 500 Index
68	Exercise Price: $5,500.01, Notional Amount: $37,400,068, Expiration Date: January 22, 2027*	2,463,835
159	Exercise Price: $6,101.24, Notional Amount: $97,009,716, Expiration Date: January 22, 2027*	9,215,918
	TOTAL PUT OPTIONS
	(Cost $7,879,845)	11,725,788
	TOTAL PURCHASED OPTIONS CONTRACTS
	(Cost $11,719,076)	13,362,234

Number of Shares
	SHORT-TERM INVESTMENTS — 1.7%
1,587,588	UMB Bank, Money Market Special II Deposit Investment, 4.19%[3]	1,587,588
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $1,587,588)	1,587,588
	TOTAL INVESTMENTS — 113.1%
	(Cost $111,537,182)	103,886,915

	Liabilities in Excess of Other Assets — (13.1)%	(12,021,023)

	TOTAL NET ASSETS — 100.0%	$91,865,892

FT Vest Total Return Income Fund: Series A4

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2025 (Unaudited)

Number of Contracts		Value
	WRITTEN OPTIONS CONTRACTS — (11.8)%
	CALL OPTIONS — (6.1)%
	3M Co.
(5)	Exercise Price: $145.00, Notional Amount: $(72,500), Expiration Date: April 4, 2025*	$(1,583)
	Abbott Laboratories
(15)	Exercise Price: $131.00, Notional Amount: $(196,500), Expiration Date: April 4, 2025*	(3,997)
	AbbVie, Inc.
(10)	Exercise Price: $205.00, Notional Amount: $(205,000), Expiration Date: April 4, 2025*	(5,875)
	Accenture PLC
(4)	Exercise Price: $305.00, Notional Amount: $(122,000), Expiration Date: April 4, 2025*	(3,660)
	Adobe, Inc.
(3)	Exercise Price: $387.50, Notional Amount: $(116,250), Expiration Date: April 4, 2025*	(1,133)
	Advanced Micro Devices, Inc.
(10)	Exercise Price: $103.00, Notional Amount: $(103,000), Expiration Date: April 4, 2025*	(2,245)
	Alphabet, Inc. - Class A
(28)	Exercise Price: $155.00, Notional Amount: $(434,000), Expiration Date: April 4, 2025*	(7,070)
	Alphabet, Inc. - Class C
(23)	Exercise Price: $157.50, Notional Amount: $(362,250), Expiration Date: April 4, 2025*	(4,830)
	Altria Group, Inc.
(11)	Exercise Price: $58.00, Notional Amount: $(63,800), Expiration Date: April 4, 2025*	(2,376)
	Amazon.com, Inc.
(47)	Exercise Price: $192.50, Notional Amount: $(904,750), Expiration Date: April 4, 2025*	(11,609)
	American Express Co.
(4)	Exercise Price: $265.00, Notional Amount: $(106,000), Expiration Date: April 4, 2025*	(2,640)
	Amgen, Inc.
(3)	Exercise Price: $307.50, Notional Amount: $(92,250), Expiration Date: April 4, 2025*	(2,070)
	Apple, Inc.
(68)	Exercise Price: $217.50, Notional Amount: $(1,479,000), Expiration Date: April 4, 2025*	(43,520)
	Applied Materials, Inc.
(5)	Exercise Price: $146.00, Notional Amount: $(73,000), Expiration Date: April 4, 2025*	(1,383)
	AT&T, Inc.
(43)	Exercise Price: $28.00, Notional Amount: $(120,400), Expiration Date: April 4, 2025*	(2,172)

FT Vest Total Return Income Fund: Series A4

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2025 (Unaudited)

Number of Contracts		Value
	CALL OPTIONS (Continued)
	Bank of America Corp.
(36)	Exercise Price: $41.00, Notional Amount: $(147,600), Expiration Date: April 4, 2025*	$(4,122)
	Berkshire Hathaway, Inc. - Class B
(12)	Exercise Price: $525.00, Notional Amount: $(630,000), Expiration Date: April 4, 2025*	(12,030)
	BlackRock, Inc.
(1)	Exercise Price: $950.00, Notional Amount: $(95,000), Expiration Date: April 4, 2025*	(1,325)
	Boeing Co.
(7)	Exercise Price: $175.00, Notional Amount: $(122,500), Expiration Date: April 4, 2025*	(1,176)
	Bristol-Myers Squibb Co.
(11)	Exercise Price: $59.00, Notional Amount: $(64,900), Expiration Date: April 4, 2025*	(2,420)
	Broadcom, Inc.
(29)	Exercise Price: $167.50, Notional Amount: $(485,750), Expiration Date: April 4, 2025*	(12,325)
	Caterpillar, Inc.
(5)	Exercise Price: $330.00, Notional Amount: $(165,000), Expiration Date: April 4, 2025*	(2,700)
	Charles Schwab Corp.
(10)	Exercise Price: $78.00, Notional Amount: $(78,000), Expiration Date: April 4, 2025*	(1,360)
	Chevron Corp.
(14)	Exercise Price: $165.00, Notional Amount: $(231,000), Expiration Date: April 4, 2025*	(4,410)
	Cisco Systems, Inc.
(73)	Exercise Price: $61.00, Notional Amount: $(445,300), Expiration Date: April 4, 2025*	(7,263)
	Citigroup, Inc.
(10)	Exercise Price: $70.00, Notional Amount: $(70,000), Expiration Date: April 4, 2025*	(1,940)
	Coca-Cola Co.
(25)	Exercise Price: $70.00, Notional Amount: $(175,000), Expiration Date: April 4, 2025*	(4,562)
	Colgate-Palmolive Co.
(5)	Exercise Price: $93.00, Notional Amount: $(46,500), Expiration Date: April 4, 2025*	(563)
	Comcast Corp. - Class A
(18)	Exercise Price: $36.50, Notional Amount: $(65,700), Expiration Date: April 4, 2025*	(819)
	ConocoPhillips

FT Vest Total Return Income Fund: Series A4

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2025 (Unaudited)

Number of Contracts		Value
	CALL OPTIONS (Continued)
(11)	Exercise Price: $102.00, Notional Amount: $(112,200), Expiration Date: April 4, 2025*	$(3,641)
	Costco Wholesale Corp.
(2)	Exercise Price: $930.00, Notional Amount: $(186,000), Expiration Date: April 4, 2025*	(4,445)
	CVS Health Corp.
(11)	Exercise Price: $67.00, Notional Amount: $(73,700), Expiration Date: April 4, 2025*	(1,947)
	Danaher Corp.
(4)	Exercise Price: $205.00, Notional Amount: $(82,000), Expiration Date: April 4, 2025*	(1,560)
	Deere & Co.
(3)	Exercise Price: $465.00, Notional Amount: $(139,500), Expiration Date: April 4, 2025*	(3,090)
	Eaton Corp. PLC
(4)	Exercise Price: $272.50, Notional Amount: $(109,000), Expiration Date: April 4, 2025*	(2,160)
	Eli Lilly & Co.
(4)	Exercise Price: $820.00, Notional Amount: $(328,000), Expiration Date: April 4, 2025*	(6,860)
	Emerson Electric Co.
(6)	Exercise Price: $109.00, Notional Amount: $(65,400), Expiration Date: April 4, 2025*	(1,155)
	Exxon Mobil Corp.
(37)	Exercise Price: $118.00, Notional Amount: $(436,600), Expiration Date: April 4, 2025*	(7,104)
	FedEx Corp.
(2)	Exercise Price: $242.50, Notional Amount: $(48,500), Expiration Date: April 4, 2025*	(925)
	General Electric Co. DBA GE Aerospace
(11)	Exercise Price: $200.00, Notional Amount: $(220,000), Expiration Date: April 4, 2025*	(4,262)
	Gilead Sciences, Inc.
(7)	Exercise Price: $112.00, Notional Amount: $(78,400), Expiration Date: April 4, 2025*	(1,197)
	Goldman Sachs Group, Inc.
(2)	Exercise Price: $542.50, Notional Amount: $(108,500), Expiration Date: April 4, 2025*	(2,375)
	Home Depot, Inc.
(5)	Exercise Price: $357.50, Notional Amount: $(178,750), Expiration Date: April 4, 2025*	(5,462)
	Honeywell International, Inc.
(6)	Exercise Price: $210.00, Notional Amount: $(126,000), Expiration Date: April 4, 2025*	(2,490)

FT Vest Total Return Income Fund: Series A4

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2025 (Unaudited)

Number of Contracts		Value
	CALL OPTIONS (Continued)
	Intel Corp.
(27)	Exercise Price: $23.00, Notional Amount: $(62,100), Expiration Date: April 4, 2025*	$(1,715)
	International Business Machines Corp.
(6)	Exercise Price: $242.50, Notional Amount: $(145,500), Expiration Date: April 4, 2025*	(4,755)
	Intuit, Inc.
(2)	Exercise Price: $597.50, Notional Amount: $(119,500), Expiration Date: April 4, 2025*	(4,290)
	Intuitive Surgical, Inc.
(3)	Exercise Price: $490.00, Notional Amount: $(147,000), Expiration Date: April 4, 2025*	(3,900)
	Johnson & Johnson
(13)	Exercise Price: $165.00, Notional Amount: $(214,500), Expiration Date: April 4, 2025*	(2,658)
	JPMorgan Chase & Co.
(15)	Exercise Price: $242.50, Notional Amount: $(363,750), Expiration Date: April 4, 2025*	(7,312)
	Lockheed Martin Corp.
(2)	Exercise Price: $442.50, Notional Amount: $(88,500), Expiration Date: April 4, 2025*	(1,570)
	Lowe's Cos., Inc.
(3)	Exercise Price: $227.50, Notional Amount: $(68,250), Expiration Date: April 4, 2025*	(2,175)
	Mastercard, Inc. - Class A
(5)	Exercise Price: $542.50, Notional Amount: $(271,250), Expiration Date: April 4, 2025*	(5,050)
	McDonald's Corp.
(7)	Exercise Price: $307.50, Notional Amount: $(215,250), Expiration Date: April 4, 2025*	(4,392)
	Medtronic PLC
(11)	Exercise Price: $88.00, Notional Amount: $(96,800), Expiration Date: April 4, 2025*	(2,623)
	Merck & Co., Inc.
(14)	Exercise Price: $89.00, Notional Amount: $(124,600), Expiration Date: April 4, 2025*	(2,520)
	Meta Platforms, Inc. - Class A
(10)	Exercise Price: $575.00, Notional Amount: $(575,000), Expiration Date: April 4, 2025*	(12,950)
	Microsoft Corp.
(33)	Exercise Price: $377.50, Notional Amount: $(1,245,750), Expiration Date: April 4, 2025*	(13,447)
	Mondelez International, Inc. - Class A

FT Vest Total Return Income Fund: Series A4

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2025 (Unaudited)

Number of Contracts		Value
	CALL OPTIONS (Continued)
(9)	Exercise Price: $68.00, Notional Amount: $(61,200), Expiration Date: April 4, 2025*	$(630)
	Morgan Stanley
(8)	Exercise Price: $115.00, Notional Amount: $(92,000), Expiration Date: April 4, 2025*	(2,560)
	Netflix, Inc.
(2)	Exercise Price: $932.50, Notional Amount: $(186,500), Expiration Date: April 4, 2025*	(3,915)
	NextEra Energy, Inc.
(33)	Exercise Price: $71.00, Notional Amount: $(234,300), Expiration Date: April 4, 2025*	(3,498)
	NIKE, Inc. - Class B
(22)	Exercise Price: $63.00, Notional Amount: $(138,600), Expiration Date: April 4, 2025*	(2,827)
	NVIDIA Corp.
(110)	Exercise Price: $110.00, Notional Amount: $(1,210,000), Expiration Date: April 4, 2025*	(24,420)
	Oracle Corp.
(11)	Exercise Price: $140.00, Notional Amount: $(154,000), Expiration Date: April 4, 2025*	(3,685)
	Palantir Technologies, Inc. - Class A
(14)	Exercise Price: $85.00, Notional Amount: $(119,000), Expiration Date: April 4, 2025*	(4,018)
	PayPal Holdings, Inc.
(7)	Exercise Price: $65.00, Notional Amount: $(45,500), Expiration Date: April 4, 2025*	(928)
	PepsiCo, Inc.
(9)	Exercise Price: $149.00, Notional Amount: $(134,100), Expiration Date: April 4, 2025*	(2,183)
	Pfizer, Inc.
(31)	Exercise Price: $25.00, Notional Amount: $(77,500), Expiration Date: April 4, 2025*	(1,783)
	Philip Morris International, Inc.
(10)	Exercise Price: $155.00, Notional Amount: $(155,000), Expiration Date: April 4, 2025*	(4,300)
	Procter & Gamble Co.
(14)	Exercise Price: $167.50, Notional Amount: $(234,500), Expiration Date: April 4, 2025*	(5,005)
	QUALCOMM, Inc.
(7)	Exercise Price: $152.50, Notional Amount: $(106,750), Expiration Date: April 4, 2025*	(2,555)
	RTX Corp.
(13)	Exercise Price: $132.00, Notional Amount: $(171,600), Expiration Date: April 4, 2025*	(2,541)

FT Vest Total Return Income Fund: Series A4

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2025 (Unaudited)

Number of Contracts		Value
	CALL OPTIONS (Continued)
	S&P 500 Index
(68)	Exercise Price: $5,500.01, Notional Amount: $(37,400,068), Expiration Date: January 22, 2027*	$(5,145,353)
	S&P Global, Inc.
(2)	Exercise Price: $505.00, Notional Amount: $(101,000), Expiration Date: April 4, 2025*	(1,720)
	Salesforce, Inc.
(6)	Exercise Price: $270.00, Notional Amount: $(162,000), Expiration Date: April 4, 2025*	(2,340)
	ServiceNow, Inc.
(1)	Exercise Price: $795.00, Notional Amount: $(79,500), Expiration Date: April 4, 2025*	(1,710)
	Southern Co.
(18)	Exercise Price: $91.00, Notional Amount: $(163,800), Expiration Date: April 4, 2025*	(2,610)
	Starbucks Corp.
(10)	Exercise Price: $98.00, Notional Amount: $(98,000), Expiration Date: April 4, 2025*	(1,735)
	Target Corp.
(2)	Exercise Price: $104.00, Notional Amount: $(20,800), Expiration Date: April 4, 2025*	(466)
	Tesla, Inc.
(14)	Exercise Price: $262.50, Notional Amount: $(367,500), Expiration Date: April 4, 2025*	(13,230)
	Texas Instruments, Inc.
(6)	Exercise Price: $177.50, Notional Amount: $(106,500), Expiration Date: April 4, 2025*	(2,700)
	Thermo Fisher Scientific, Inc.
(2)	Exercise Price: $500.00, Notional Amount: $(100,000), Expiration Date: April 4, 2025*	(1,660)
	TJX Cos., Inc.
(6)	Exercise Price: $117.00, Notional Amount: $(70,200), Expiration Date: April 4, 2025*	(3,135)
	U.S. Bancorp
(8)	Exercise Price: $42.50, Notional Amount: $(34,000), Expiration Date: April 4, 2025*	(320)
	Uber Technologies, Inc.
(16)	Exercise Price: $73.00, Notional Amount: $(116,800), Expiration Date: April 4, 2025*	(2,368)
	Union Pacific Corp.
(5)	Exercise Price: $232.50, Notional Amount: $(116,250), Expiration Date: April 4, 2025*	(2,550)
	United Parcel Service, Inc. - Class B

FT Vest Total Return Income Fund: Series A4

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2025 (Unaudited)

Number of Contracts		Value
	CALL OPTIONS (Continued)
(6)	Exercise Price: $110.00, Notional Amount: $(66,000), Expiration Date: April 4, 2025*	$(828)
	UnitedHealth Group, Inc.
(8)	Exercise Price: $517.50, Notional Amount: $(414,000), Expiration Date: April 4, 2025*	(9,580)
	Verizon Communications, Inc.
(25)	Exercise Price: $45.00, Notional Amount: $(112,500), Expiration Date: April 4, 2025*	(1,600)
	Visa, Inc. - Class A
(11)	Exercise Price: $342.50, Notional Amount: $(376,750), Expiration Date: April 4, 2025*	(10,615)
	Walmart, Inc.
(22)	Exercise Price: $85.00, Notional Amount: $(187,000), Expiration Date: April 4, 2025*	(6,985)
	Walt Disney Co.
(9)	Exercise Price: $98.00, Notional Amount: $(88,200), Expiration Date: April 4, 2025*	(1,602)
	Wells Fargo & Co.
(18)	Exercise Price: $71.00, Notional Amount: $(127,800), Expiration Date: April 4, 2025*	(3,069)
	TOTAL CALL OPTIONS
	(Proceeds $8,600,956)	(5,552,232)

	PUT OPTIONS — (5.7)%
	S&P 500 Index
(68)	Exercise Price: $6,500.01, Notional Amount: $(44,200,068), Expiration Date: January 22, 2027*	(5,270,354)
	TOTAL PUT OPTIONS
	(Proceeds $3,489,171)	(5,270,354)
	TOTAL WRITTEN OPTIONS CONTRACTS
	(Proceeds $12,090,127)	$(10,822,586)

ETF — Exchange-Traded Fund
PLC — Public Limited Company
REIT — Real Estate Investment Trust

* Non-income producing security.
[1] All or a portion of this security is segregated as collateral for purchased and written options contracts. The market value of the securities pledged as collateral is $7,661,073, which represents 8.34% of the total net assets of the Fund.
[2] Foreign security denominated in U.S. Dollars.
[3] The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

FT Vest Total Return Income Fund: Series A4

PORTFOLIO COMPOSITION

As of March 31, 2025 (Unaudited)

Country of Investment	Value	Percent of Total Net Assets
Ireland	$3,369,754	3.6%
Switzerland	1,433,849	1.6%
United States	99,083,312	107.9%
Total Investments	103,886,915	113.1%
Liabilities in Excess of Other Assets	(12,021,023)	(13.1)%
Total Net Assets	$91,865,892	100.0%

See accompanying Notes to Schedule of Investments.

FT Vest Total Return Income Fund: Series A4

SUMMARY OF INVESTMENTS

As of March 31, 2025 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Technology	29.1%
Financials	13.9%
Health Care	10.9%
Communications	9.9%
Consumer Discretionary	9.0%
Industrials	8.0%
Consumer Staples	5.9%
Energy	3.5%
Utilities	2.5%
Materials	2.1%
Real Estate	2.0%
Total Common Stocks	96.8%
Purchased Options Contracts	14.6%
Short-Term Investments	1.7%
Total Investments	113.1%
Liabilities in Excess of Other Assets	(13.1)%
Total Net Assets	100.0%

See accompanying Notes to Schedule of Investments.

FT Vest Total Return Income Fund: Series A4

NOTES TO SCHEDULE OF INVESTMENTS

March 31, 2025 (Unaudited)

Note 1 – Valuation of Investments

UMB Fund Services, Inc., the Fund’s administrator, calculates the Fund’s net asset value (“NAV”) as of the close of business on the last day of each month and at such other times as the Board of Trustees (the “Board”) may determine, including in connection with repurchases of Shares, in accordance with the procedures described below or as may be determined from time to time in accordance with policies established by the Board.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Investment Company Act. As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board has designated First Trust Capital Management L.P. (the “Investment Adviser”) as the valuation designee (“Valuation Designee”) for the Fund to perform in good faith the fair value determination relating to all Fund investments, under the Board’s oversight. The Investment Adviser carries out its designated responsibilities as Valuation Designee through its Valuation Committee. The fair values of one or more assets may not be the prices at which those assets are ultimately sold, and the differences may be significant.

The Valuation Designee may value put and call options by taking the mid price between the bid and ask price. Certain exchange-traded options, such as FLEX Options, are typically valued using a model-based price provided by a third-party pricing service provider. For FLEX Options held by the Fund, on days when a trade occurs, the trade price will be used to value such FLEX Option contracts in lieu of the model price.

The Valuation Designee may value Fund portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources.

Assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars using foreign exchange rates provided by a pricing service. Trading in foreign securities generally is completed, and the values of such securities are determined, prior to the close of securities markets in the United States. Foreign exchange rates are also determined prior to such close. On occasion, the values of securities and exchange rates may be affected by events occurring between the time as of which determination of such values or exchange rates are made and the time as of which the NAV of the Fund is determined. When such events materially affect the values of securities held by the Fund or its liabilities, such securities and liabilities will be valued at fair value as determined in good faith by the Valuation Designee.

First Trust Portfolios L.P., the Fund’s placement agent, is under no duty to verify any valuations of the Fund’s investments.

Note 2 – Fair Value Measurements and Disclosure

ASC 820 - Fair Value Measurements defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

FT Vest Total Return Income Fund: Series A4

NOTES TO SCHEDULE OF INVESTMENTS - Continued

March 31, 2025 (Unaudited)

Under Fair Value Measurements, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following table summarizes the Fund's investments that are measured at fair value by level within the fair value hierarchy as of March 31, 2025:

	Level 1	Level 2	Level 3**	Total
Assets
Investments
Common Stocks*	$88,937,093	$-	$-	$88,937,093
Short-Term Investments	1,587,588	-	-	1,587,588
Total Investments	90,524,681	-	-	90,524,681
Purchased Options Contracts	-	13,362,234	-	13,362,234
Total Investments and Options	$90,524,681	$13,362,234	$-	$103,886,915

Liabilities
Written Options Contracts	$406,879	$10,415,707	$-	$10,822,586
Total Written Options Contracts	$406,879	$10,415,707	$-	$10,822,586

*All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.

** The Fund did not hold any Level 3 securities at period end.